FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis
	As of December 31, 2018				As of December 31, 2017
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable in puts Level 3	Total	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable in puts Level 3	Total
Cash and cash equivalents	$15,333	$-	$-	$15,333	$125,199	$-	$-	$125,199
Restricted cash	5,818	-	-	5,818	47,253	-	-	47,253
Non-current Restricted cash	36,362	-	-	36,362	26,075	-	-	26,075
Long-term investments
Convertible debt	-	-	2,000	2,000	-	-	2,000	2,000
Equity investment with readily determinable fair values	-	-	-	-	-	9,794	-	9,794
Contingent consideration	-	-	(105,670)	(105,670)	-	-	(66,794)	(66,794)
Total	$57,513	$-	$(103,670)	$(46,157)	$198,527	$9,794	$(64,794)	$143,527

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3
For contingent consideration resulting from the acquisitions of the used car dealerships:

Planed Offering date	September 30, 2018
Discount rate (from acquisition date to Offering date)	15%
Discount rate (from Offering date to the last settlement date)	2.75%
Offering probability as of December 31, 2017	45%

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2017:

Amounts
Balance at beginning of the period	$62,493
Fair value change	2,601
Exchange difference	1,700
Balance at December 31, 2017	$66,794

The key assumptions used in the valuations of the contingent consideration as of
December 31, 2018 are summarized in the table below:

(1)	For contingent consideration resulting from the acquisition of the used car dealerships:

Planed Offering date	April 30, 2019
Discount rate (from acquisition date to Offering date)	15%
Discount rate (from Offering date to the last settlement date)	2.75%
Offering probability as of December 31, 2018	80%

(2)	For contingent consideration resulting from acquisition of the after sales service centers:

Planed Offering date	April 30, 2019
Discount rate (from acquisition date to the last settlement date)	15%
Offering probability as of December 31, 2018	80%

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended December 31, 2018:

Amounts
Balance at beginning of the period	$66,794
Contingent consideration resulting from new acquisitions	14,113
Fair value change	29,604
Exchange difference	(4,841)
Balance at December 31, 2018	$105,670

The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2017 and 2018.